Employee Benefits (Details) - Schedule of composition of employee benefits $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Presented under current liabilities – other payables:
Short-term employee benefits	$ (234)
Total	(234)
Presented under non-current liabilities – employee benefits:
Recognized liability for defined benefit plan, net	(4,145)
Total	$ (4,145)